Reserves for Losses and Loss Adjustment Expenses (Tables)	6 Months Ended
Jun. 30, 2025
Insurance [Abstract]
Schedule of Liability for Unpaid Claims and Claims Adjustment Expense
The following table presents a reconciliation for the period of reserves for losses and loss adjustment expenses for the six months ended June 30, 2025 and June 30, 2024:

	June 30, 2025	June 30, 2024
Reserves for losses and loss adjustment expenses, beginning of period	$3,134.3	$2,448.9
Reinsurance recoverable on reserves for losses and loss adjustment expenses	(1,255.6)	(1,108.6)
Net reserves for losses and loss adjustment expenses, beginning of period	1,878.7	1,340.3
Net losses and loss adjustment expenses incurred in respect of losses occurring in:
Current year	677.5	540.6
Prior years	48.4	(135.6)
Total incurred	725.9	405.0
Net losses and loss adjustment expenses paid in respect of losses occurring in:
Current year	(191.2)	(18.2)
Prior years	(1,149.9)	(165.6)
Total paid	(1,341.1)	(183.8)
Foreign exchange	27.3	(13.6)
Net reserves for losses and loss adjustment expenses, end of period	1,290.8	1,547.9
Reinsurance recoverable on reserves for losses and loss adjustment expenses	1,244.7	1,154.8
Reserves for losses and loss adjustment expenses, end of period	$2,535.5	$2,702.7